Convertible Debt - Assumptions (Details)	Jul. 31, 2022 USD ($) $ / shares yr	Jun. 30, 2022 USD ($)	May 31, 2022 yr $ / shares	Dec. 31, 2021 USD ($)	Oct. 31, 2021 USD ($) yr $ / shares	Sep. 29, 2021 yr $ / shares	Oct. 31, 2020 USD ($)
Koch Strategic Platforms Convertible Note
Disclosure of detailed information about borrowings [line items]
Amount Issued	$ 105,923,518				$ 100,000,000		$ 0
Koch Strategic Platforms Convertible Note | Risk free interest rate
Disclosure of detailed information about borrowings [line items]
Significant unobservable input, liabilities	2.77				1.23	1.06
Koch Strategic Platforms Convertible Note | Expected life of options
Disclosure of detailed information about borrowings [line items]
Significant unobservable input, liabilities | yr	4.17				4.92	5
Koch Strategic Platforms Convertible Note | Expected dividend yield
Disclosure of detailed information about borrowings [line items]
Significant unobservable input, liabilities	0				0	0
Koch Strategic Platforms Convertible Note | Expected stock price volatility
Disclosure of detailed information about borrowings [line items]
Significant unobservable input, liabilities	0.65				0.62	0.66
Koch Strategic Platforms Convertible Note | Share Price
Disclosure of detailed information about borrowings [line items]
Significant unobservable input, liabilities | $ / shares	7.19				12.94	12.56
Glencore Convertible Note
Disclosure of detailed information about borrowings [line items]
Amount Issued	$ 200,000,000				$ 0
Glencore Convertible Note | Risk free interest rate
Disclosure of detailed information about borrowings [line items]
Significant unobservable input, liabilities	2.77		2.87
Glencore Convertible Note | Expected life of options
Disclosure of detailed information about borrowings [line items]
Significant unobservable input, liabilities | yr	4.92		5
Glencore Convertible Note | Expected dividend yield
Disclosure of detailed information about borrowings [line items]
Significant unobservable input, liabilities	0		0
Glencore Convertible Note | Expected stock price volatility
Disclosure of detailed information about borrowings [line items]
Significant unobservable input, liabilities	0.65		0.68
Glencore Convertible Note | Share Price
Disclosure of detailed information about borrowings [line items]
Significant unobservable input, liabilities | $ / shares	7.19		8.15
Payment in Kind Note
Disclosure of detailed information about borrowings [line items]
Amount Issued		$ 4,095,740		$ 1,827,778